Exhibit 99.08

LOANUID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
XXXX	6000084868				08/31/2022	11	00000000000	0	0